Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2016
Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
Schedule III — Supplementary Insurance Information

	Deferred acquisition costs	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other* operating expenses
	(in thousands)
2016	$128	$3,068,051	$28,062	$1,412,872	$180,312	$97,770	$152,700	$5,826	$137,927
2015	$33,476	$2,875,419	$34,076	$1,719,916	$1,047,541	$169,453	$749,584	$32,896	$353,323
2014	$26,435	$2,906,706	$34,355	$1,717,938	$1,035,467	$180,734	$746,101	$31,212	$357,839
*  Includes amortization of value of business acquired and underwriting, general and administration expenses and goodwill impairment.